UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS INVESTMENT MANAGEMENT

MFS® Institutional Large Cap Value Fund

MFS® Institutional Trust
Semiannual report

12/31/09
ILV-SEM

MFS® INSTITUTIONAL LARGE CAP VALUE FUND

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

MFS Institutional Large Cap Value Fund

LETTER FROM THE CEO

Dear Shareholders:

There remains some question as to when the global economy will achieve a sustainable recovery. While some economists and market watchers are optimistic that the worst is behind us, a number also agree with U.S. Federal Reserve Board Chairman Ben Bernanke who said in September that “even though from a technical perspective the recession is very likely over at this point, it’s still going to feel like a very weak economy for some time.”

Have we in fact turned the corner? We have seen tremendous rallies in the markets over the past six months. The Fed has cut interest rates aggressively toward zero to support credit markets, global deleveraging has helped diminish inflationary concerns, and stimulus measures have put more money in the hands of the government and individuals to keep the economy moving. Still, unemployment remains high, consumer confidence and spending continue to waiver, and the housing market, while improving, has a long way to go to recover.

Regardless of lingering market uncertainties, MFS® is confident that the fundamental principles of long-term investing will always apply. We encourage investors to speak with their advisors to identify and research long-term investment opportunities thoroughly. Global research continues to be one of the hallmarks of MFS, along with a unique collaboration between our portfolio managers and sector analysts, who regularly discuss potential investments before making both buy and sell decisions.

As we continue to dig out from the worst financial crisis in decades, keep in mind that while the road back to sustainable recovery will be slow, gradual, and even bumpy at times, conditions are significantly better than they were six months ago.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

February 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

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MFS Institutional Large Cap Value Fund

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Lockheed Martin Corp.	4.3%
AT&T, Inc.	3.6%
Philip Morris International, Inc.	2.9%
Bank of New York Mellon Corp.	2.9%
JPMorgan Chase & Co.	2.7%
Goldman Sachs Group, Inc.	2.5%
MetLife, Inc.	2.5%
Northrop Grumman Corp.	2.5%
Chevron Corp.	2.2%
TOTAL S.A., ADR	2.2%

Equity sectors
Financial Services	20.9%
Energy	13.5%
Health Care	11.9%
Consumer Staples	11.0%
Utilities & Communications	10.4%
Industrial Goods & Services	10.3%
Technology	5.0%
Retailing	4.9%
Special Products & Services	3.0%
Basic Materials	3.0%
Leisure	2.7%
Autos & Housing	1.9%
Transportation	0.3%

Percentages are based on net assets as of 12/31/09.

The portfolio is actively managed and current holdings may be different.

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MFS Institutional Large Cap Value Fund

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were examining the implementation and ramifications of quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the end of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates.

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MFS Institutional Large Cap Value Fund

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period, July 1, 2009 through December 31, 2009

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2009 through December 31, 2009.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 7/01/09	Ending Account Value 12/31/09	Expenses Paid During Period (p) 7/01/09-12/31/09
Actual	0.59%	$1,000.00	$1,182.75	$3.25
Hypothetical (h)	0.59%	$1,000.00	$1,022.23	$3.01

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.65%; the actual expenses paid during the period would have been approximately $3.58; and the hypothetical expenses paid during the period would have been approximately $3.31. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

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MFS Institutional Large Cap Value Fund

PORTFOLIO OF INVESTMENTS – 12/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.8%
Aerospace – 8.8%
Lockheed Martin Corp.	40,650	$3,062,973
Northrop Grumman Corp.	31,790	1,775,472
United Technologies Corp.	21,270	1,476,351

		$6,314,796

Alcoholic Beverages – 1.4%
Diageo PLC, ADR	14,380	$998,116

Apparel Manufacturers – 1.4%
NIKE, Inc., “B”	15,470	$1,022,103

Automotive – 0.3%
Johnson Controls, Inc.	7,970	$217,103

Broadcasting – 2.3%
Omnicom Group, Inc.	18,800	$736,020
Walt Disney Co.	29,620	955,245

		$1,691,265

Business Services – 2.9%
Accenture Ltd., “A”	37,380	$1,551,270
Dun & Bradstreet Corp.	3,030	255,641
Western Union Co.	14,550	274,268

		$2,081,179

Chemicals – 2.3%
3M Co.	9,430	$779,578
PPG Industries, Inc.	14,610	855,269

		$1,634,847

Computer Software – 1.5%
Oracle Corp.	42,750	$1,049,085

Computer Software – Systems – 2.1%
Hewlett-Packard Co.	5,080	$261,671
International Business Machines Corp.	9,380	1,227,842

		$1,489,513

Construction – 1.6%
Black & Decker Corp.	4,080	$264,506
Pulte Homes, Inc. (a)	21,870	218,700
Sherwin-Williams Co.	11,010	678,767

		$1,161,973

Consumer Products – 1.4%
Kimberly-Clark Corp.	3,600	$229,356
Procter & Gamble Co.	12,808	776,549

		$1,005,905

Consumer Services – 0.1%
Apollo Group, Inc., “A” (a)	1,720	$104,198

Electrical Equipment – 0.8%
Danaher Corp.	4,800	$360,960
W.W. Grainger, Inc.	1,890	183,009

		$543,969

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 1.4%
Intel Corp.	49,910	$1,018,164

Energy – Independent – 4.5%
Apache Corp.	11,500	$1,186,455
Devon Energy Corp.	11,670	857,745
EOG Resources, Inc.	6,760	657,748
Occidental Petroleum Corp.	6,460	525,521

		$3,227,469

Energy – Integrated – 8.3%
Chevron Corp.	20,823	$1,603,163
ConocoPhillips	6,570	335,530
Exxon Mobil Corp.	21,470	1,464,039
Hess Corp.	15,850	958,925
TOTAL S.A., ADR	24,840	1,590,754

		$5,952,411

Food & Beverages – 4.9%
Campbell Soup Co.	4,280	$144,664
General Mills, Inc.	5,960	422,028
J.M. Smucker Co.	4,748	293,189
Kellogg Co.	11,510	612,332
Nestle S.A., ADR	27,775	1,342,921
PepsiCo, Inc.	11,794	717,075

		$3,532,209

Food & Drug Stores – 1.7%
CVS Caremark Corp.	26,160	$842,614
Kroger Co.	17,580	360,917

		$1,203,531

General Merchandise – 0.7%
Wal-Mart Stores, Inc.	8,780	$469,291

Insurance – 7.3%
Allstate Corp.	42,886	$1,288,295
Aon Corp.	14,870	570,116
Chubb Corp.	9,690	476,554
MetLife, Inc.	50,520	1,785,882
Prudential Financial, Inc.	8,190	407,534
Travelers Cos., Inc.	14,160	706,018

		$5,234,399

Leisure & Toys – 0.4%
Hasbro, Inc.	8,680	$278,281

Machinery & Tools – 0.7%
Eaton Corp.	7,870	$500,689

Major Banks – 13.2%
Bank of America Corp., EU	45,290	$675,727
Bank of New York Mellon Corp.	73,606	2,058,760
Goldman Sachs Group, Inc.	10,850	1,831,914
JPMorgan Chase & Co.	45,770	1,907,236
PNC Financial Services Group, Inc.	10,620	560,630

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MFS Institutional Large Cap Value Fund

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Regions Financial Corp.	38,110	$201,602
State Street Corp.	21,730	946,124
Wells Fargo & Co.	49,570	1,337,894

		$9,519,887

Medical Equipment – 3.7%
Becton, Dickinson & Co.	8,820	$695,545
Medtronic, Inc.	23,280	1,023,854
St. Jude Medical, Inc. (a)	9,510	349,778
Thermo Fisher Scientific, Inc. (a)	5,420	258,480
Waters Corp. (a)	5,390	333,964

		$2,661,621

Oil Services – 0.7%
National Oilwell Varco, Inc.	12,000	$529,080

Other Banks & Diversified Financials – 0.4%
Northern Trust Corp.	5,380	$281,912

Pharmaceuticals – 8.2%
Abbott Laboratories	24,520	$1,323,835
GlaxoSmithKline PLC, ADR	8,530	360,393
Johnson & Johnson	23,870	1,537,467
Merck & Co., Inc.	26,380	963,925
Pfizer, Inc.	79,415	1,444,559
Roche Holding Ltd., ADR	6,570	277,254

		$5,907,433

Railroad & Shipping – 0.3%
Canadian National Railway Co.	3,900	$212,004

Specialty Chemicals – 0.7%
Air Products & Chemicals, Inc.	6,550	$530,943

Specialty Stores – 1.1%
Advance Auto Parts, Inc.	9,120	$369,178
Home Depot, Inc.	4,630	133,946
Staples, Inc.	12,520	307,867

		$810,991

Telecommunications – Wireless – 1.5%
Vodafone Group PLC, ADR	45,506	$1,050,734

Telephone Services – 3.6%
AT&T, Inc.	93,490	$2,620,525

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Tobacco – 3.3%
Altria Group, Inc.	7,740	$151,936
Lorillard, Inc.	1,460	117,136
Philip Morris International, Inc.	43,800	2,110,722

		$2,379,794

Utilities – Electric Power – 5.3%
Dominion Resources, Inc.	27,388	$1,065,941
Entergy Corp.	5,700	466,488
FPL Group, Inc.	7,270	384,001
PG&E Corp.	15,770	704,131
PPL Corp.	16,510	533,438
Public Service Enterprise Group, Inc.	19,530	649,373

		$3,803,372

Total Common Stocks (Identified Cost, $64,993,675)		$71,038,792

MONEY MARKET FUNDS (v) – 3.7%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value	2,682,631	$2,682,631

Total Investments (Identified Cost, $67,676,306)		$73,721,423

OTHER ASSETS, LESS LIABILITIES – (2.5)%		(1,787,702)

Net Assets – 100.0%		$71,933,721

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
EU	Equity Unit
PLC	Public Limited Company

See Notes to Financial Statements

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MFS Institutional Large Cap Value Fund

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 12/31/09
Assets
Investment –
Non-affiliated issuers, at value (identified cost, $64,993,675)	$71,038,792
Underlying funds, at cost and value	2,682,631
Total investments, at value (identified cost, $67,676,306)	$73,721,423
Cash	$722
Receivables for
Fund shares sold	39,387
Dividends	120,545
Receivable from investment adviser	4,491
Other assets	1,300
Total assets		$73,887,868
Liabilities
Payables for
Investments purchased	$1,930,850
Payable to affiliates
Investment adviser	2,185
Administrative services fee	114
Payable for independent Trustees’ compensation	11
Accrued expenses and other liabilities	20,987
Total liabilities		$1,954,147
Net assets		$71,933,721
Net assets consist of
Paid-in capital	$72,139,662
Unrealized appreciation (depreciation) on investments	6,045,117
Accumulated net realized gain (loss) on investments	(6,254,152)
Undistributed net investment income	3,094
Net assets		$71,933,721
Shares of beneficial interest outstanding		8,653,768
Net asset value per share (net assets of $71,933,721 / 8,653,768 shares of beneficial interest outstanding)		$8.31

See Notes to Financial Statements

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MFS Institutional Large Cap Value Fund

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 12/31/09
Net investment income
Income
Dividends	$751,028
Dividends from underlying funds	754
Foreign taxes withheld	(146)
Total investment income		$751,636
Expenses
Management fee	$155,245
Shareholder servicing costs	3,025
Administrative services fee	9,303
Independent Trustees’ compensation	984
Custodian fee	6,251
Shareholder communications	2,709
Auditing fees	21,120
Legal fees	1,294
Miscellaneous	13,452
Total expenses		$213,383
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(47,006)
Net expenses		$166,376
Net investment income		$585,260
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investment transactions (identified cost basis)	$(360,744)
Change in unrealized appreciation (depreciation) on investments	$8,700,072
Net realized and unrealized gain (loss) on investments		$8,339,328
Change in net assets from operations		$8,924,588

See Notes to Financial Statements

8

MFS Institutional Large Cap Value Fund

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 12/31/09 (unaudited )	Year ended 6/30/09
Change in net assets
From operations
Net investment income	$585,260	$956,093
Net realized gain (loss) on investments and foreign currency transactions	(360,744)	(5,392,238)
Net unrealized gain (loss) on investments	8,700,072	(5,943,242)
Change in net assets from operations	$8,924,588	$(10,379,387)
Distributions declared to shareholders
From net investment income	$(1,050,005)	$(912,669)
Change in net assets from fund share transactions	$18,260,391	$9,425,987
Total change in net assets	$26,134,974	$(1,866,069)
Net assets
At beginning of period	45,798,747	47,664,816
At end of period (including undistributed net investment income of $3,094 and $467,839, respectively)	$71,933,721	$45,798,747

See Notes to Financial Statements

9

MFS Institutional Large Cap Value Fund

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 12/31/09		Years ended 6/30
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$7.14		$9.49	$13.01	$11.26	$11.09	$10.40
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.18	$0.18	$0.23	$0.21	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	1.22		(2.34)	(1.29)	2.39	1.06	1.16
Total from investment operations	$1.30		$(2.16)	$(1.11)	$2.62	$1.27	$1.35
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.19)	$(0.27)	$(0.30)	$(0.24)	$(0.21)
From net realized gain on investments	—		—	(2.14)	(0.57)	(0.86)	(0.45)
Total distributions declared to shareholders	$(0.13)		$(0.19)	$(2.41)	$(0.87)	$(1.10)	$(0.66)
Net asset value, end of period	$8.31		$7.14	$9.49	$13.01	$11.26	$11.09
Total return (%) (r)(s)	18.28	(n)	(22.69)	(10.59)	23.88	12.06	13.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.89	0.84	0.77	0.75	0.73
Expenses after expense reductions (f)	0.59	(a)	0.55	0.55	0.55	0.55	0.55
Net investment income	2.07	(a)	2.44	1.67	1.89	1.81	1.81
Portfolio turnover	12		34	31	27	50	36
Net assets at end of period (000 omitted)	$71,934		$45,799	$47,665	$82,164	$97,148	$111,696

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

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MFS Institutional Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Institutional Large Cap Value Fund (the fund) is a series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through February 16, 2010 which is the date that the financial statements were issued. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes

11

MFS Institutional Large Cap Value Fund

Notes to Financial Statements (unaudited) – continued

unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$71,038,792	$—	$—	$71,038,792
Mutual Funds	2,682,631	—	—	2,682,631
Total Investments	$73,721,423	$—	$—	$73,721,423

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended December 31, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended December 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital

12

MFS Institutional Large Cap Value Fund

Notes to Financial Statements (unaudited) – continued

accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

6/30/09
Ordinary income (including any short-term capital gains)	$912,669

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/09
Cost of investments	$68,409,285
Gross appreciation	7,316,142
Gross depreciation	(2,004,004)
Net unrealized appreciation (depreciation)	$5,312,138

As of 6/30/09
Undistributed ordinary income	467,839
Capital loss carryforwards	(1,277,302)
Post-October capital loss deferral	(3,883,127)
Net unrealized appreciation (depreciation)	(3,387,934)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of June 30, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

6/30/17	$(1,277,302)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay all of the fund’s operating expenses, exclusive of management fee, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses. This written agreement terminated on October 31, 2009. Effective November 1, 2009, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.65% of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2010. For the six months ended December 31, 2009, the reduction under these agreements amounted to $46,898 and is reflected as a reduction of total expenses in the Statement of Operations.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund, for its services as shareholder servicing agent. For the six months ended December 31, 2009, the fee was $2,984, which equated to 0.0106% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended December 31, 2009, these costs amounted to $41.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended December 31, 2009 was equivalent to an annual effective rate of 0.0329% of the fund’s average daily net assets.

13

MFS Institutional Large Cap Value Fund

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended December 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $332 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $108, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $24,104,583 and $6,588,559, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 12/31/09		Year ended 6/30/09
	Shares	Amount	Shares	Amount
Shares sold	2,195,948	$17,864,351	1,528,245	$10,236,112
Shares issued to shareholders in reinvestment of distributions	128,520	1,050,005	135,411	912,669
Shares reacquired	(83,197)	(653,965)	(276,082)	(1,722,794)
Net change	2,241,271	$18,260,391	1,387,574	$9,425,987

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended December 31, 2009, the fund’s commitment fee and interest expense were $383 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	613,680	19,684,265	(17,615,314)	2,682,631

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$754	$2,682,631

14

MFS Institutional Large Cap Value Fund

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2009 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2008 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the Fund’s total return performance in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

15

MFS Institutional Large Cap Value Fund

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and total expense ratio as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional separate accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional separate accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2009.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available on the MFS web site (mfs.com) by clicking the “Institutional Investors & Consultants” role, then choosing the United States, then “US Institutional Trust & Reports,” then “Fact Sheets, Prospectuses & Reports,” then a fund name.

16

MFS Institutional Large Cap Value Fund

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by clicking on the “Institutional Investors & Consultants” role, then choosing the United States, and then either clicking the “News & Events” section or the fund’s name under “US Institutional Trusts” in the “US Institutional Trust & Reports” section.

17

CONTACT US

Web site

mfs.com

Call

1-800-637-2262

Write

MFS Investment Management®

500 Boylston Street

Boston, MA 02116-3741

MFS
INVESTMENT MANAGEMENT

MFS® Institutional International Equity Fund

MFS® Institutional Trust
Semiannual report

12/31/09
IIE-SEM

MFS® INSTITUTIONAL INTERNATIONAL EQUITY FUND

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

MFS Institutional International Equity Fund

LETTER FROM THE CEO

Dear Shareholders:

There remains some question as to when the global economy will achieve a sustainable recovery. While some economists and market watchers are optimistic that the worst is behind us, a number also agree with U.S. Federal Reserve Board Chairman Ben Bernanke who said in September that “even though from a technical perspective the recession is very likely over at this point, it’s still going to feel like a very weak economy for some time.”

Have we in fact turned the corner? We have seen tremendous rallies in the markets over the past six months. The Fed has cut interest rates aggressively toward zero to support credit markets, global deleveraging has helped diminish inflationary concerns, and stimulus measures have put more money in the hands of the government and individuals to keep the economy moving. Still, unemployment remains high, consumer confidence and spending continue to waiver, and the housing market, while improving, has a long way to go to recover.

Regardless of lingering market uncertainties, MFS® is confident that the fundamental principles of long-term investing will always apply. We encourage investors to speak with their advisors to identify and research long-term investment opportunities thoroughly. Global research continues to be one of the hallmarks of MFS, along with a unique collaboration between our portfolio managers and sector analysts, who regularly discuss potential investments before making both buy and sell decisions.

As we continue to dig out from the worst financial crisis in decades, keep in mind that while the road back to sustainable recovery will be slow, gradual, and even bumpy at times, conditions are significantly better than they were six months ago.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

February 16, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Institutional International Equity Fund

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Roche Holding AG	4.4%
Nestle S.A.	4.4%
LVMH Moet Hennessy Louis Vuitton S.A.	3.8%
Reckitt Benckiser Group PLC	3.7%
Linde AG	3.5%
Schneider Electric S.A.	3.0%
Heineken N.V.	3.0%
Bayer AG	2.5%
Canadian National Railway Co.	2.5%
Diageo PLC	2.3%

Equity sectors
Consumer Staples	18.1%
Financial Services	13.4%
Health Care	11.9%
Basic Materials	9.3%
Technology	8.8%
Retailing	8.5%
Energy	5.8%
Leisure	5.6%
Utilities & Communications	5.5%
Industrial Goods & Services	5.2%
Transportation	4.2%
Special Products & Services	3.1%

Country weightings (w)
France	19.5%
United Kingdom	18.7%
Switzerland	17.8%
Germany	12.0%
Japan	11.6%
Netherlands	7.3%
Canada	2.5%
India	1.6%
South Korea	1.4%
Other Countries	7.6%

(w)	Country weightings are based on the valuation currency of each security.

Percentages are based on net assets as of 12/31/09.

The portfolio is actively managed and current holdings may be different.

MFS Institutional International Equity Fund

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were examining the implementation and ramifications of quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the end of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates.

MFS Institutional International Equity Fund

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,

July 1, 2009 through December 31, 2009

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2009 through December 31, 2009.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 7/01/09	Ending Account Value 12/31/09	Expenses Paid During Period (p) 7/01/09-12/31/09
Actual	0.75%	$1,000.00	$1,277.19	$4.30
Hypothetical (h)	0.75%	$1,000.00	$1,021.42	$3.82

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

MFS Institutional International Equity Fund

PORTFOLIO OF INVESTMENTS – 12/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.4%
Alcoholic Beverages – 7.0%
Diageo PLC	3,216,154	$56,087,676
Heineken N.V.	1,561,960	74,011,151
Pernod Ricard S.A.	497,065	42,689,921

		$172,788,748

Apparel Manufacturers – 6.7%
Burberry Group PLC	2,355,220	$22,581,054
Compagnie Financiere Richemont S.A.	920,471	30,799,966
Li & Fung Ltd.	4,681,000	19,264,558
LVMH Moet Hennessy Louis Vuitton S.A.	838,548	94,220,636

		$166,866,214

Biotechnology – 0.5%
Actelion Ltd. (a)	247,818	$13,223,987

Broadcasting – 3.0%
Vivendi S.A.	823,037	$24,297,441
WPP Group PLC	5,176,799	50,550,732

		$74,848,173

Brokerage & Asset Managers – 1.6%
Deutsche Boerse AG	485,850	$40,396,436

Business Services – 2.1%
Hays PLC	7,282,540	$12,140,814
Infosys Technology Ltd.	719,280	40,029,309

		$52,170,123

Chemicals – 2.0%
Givaudan S.A.	61,520	$48,960,674

Computer Software – 0.8%
SAP AG	412,060	$19,434,378

Computer Software – Systems – 2.3%
Canon, Inc.	1,033,500	$43,691,276
Konica Minolta Holdings, Inc.	1,285,500	13,184,239

		$56,875,515

Conglomerates – 1.0%
Smiths Group PLC	1,562,774	$25,595,312

Consumer Products – 5.3%
Beiersdorf AG	451,340	$29,662,788
Kao Corp.	414,200	9,672,894
Reckitt Benckiser Group PLC	1,680,442	91,090,227

		$130,425,909

Electrical Equipment – 4.0%
Legrand S.A.	818,830	$22,860,412
Schneider Electric S.A.	650,979	75,417,134

		$98,277,546

Electronics – 5.7%
Hirose Electric Co. Ltd.	126,700	$13,209,395
Hoya Corp.	1,883,800	49,940,974
Samsung Electronics Co. Ltd.	50,589	34,551,426

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,750,143	$31,461,636
Tokyo Electron Ltd.	188,100	12,027,701

		$141,191,132

Energy – Independent – 2.5%
CNOOC Ltd.	10,285,000	$16,012,244
INPEX Corp.	6,167	46,286,269

		$62,298,513

Energy – Integrated – 3.3%
Royal Dutch Shell PLC, “A”	1,389,090	$41,940,327
TOTAL S.A.	639,792	40,998,868

		$82,939,195

Food & Beverages – 5.8%
Groupe Danone	602,254	$36,676,836
Nestle S.A.	2,225,806	108,135,882

		$144,812,718

Food & Drug Stores – 1.8%
Lawson, Inc.	586,100	$25,801,364
Tesco PLC	2,710,958	18,626,478

		$44,427,842

Gaming & Lodging – 1.0%
Ladbrokes PLC	3,606,064	$7,934,940
William Hill PLC	6,005,290	17,883,797

		$25,818,737

Insurance – 3.5%
AXA	2,091,531	$49,465,211
ING Groep N.V. (a)	2,614,276	25,272,666
Swiss Reinsurance Co.	237,886	11,397,321

		$86,135,198

Machinery & Tools – 1.2%
Fanuc Ltd.	324,000	$30,127,244

Major Banks – 6.6%
Erste Group Bank AG	348,657	$12,923,693
HSBC Holdings PLC	4,737,624	54,067,311
Intesa Sanpaolo S.p.A (a)	3,988,814	17,872,409
Julius Baer Group Ltd.	1,092,778	38,165,899
Standard Chartered PLC	1,661,861	41,617,272

		$164,646,584

Medical Equipment – 2.7%
Sonova Holding AG	105,906	$12,806,105
Synthes, Inc.	419,494	54,940,441

		$67,746,546

Metals & Mining – 0.7%
BHP Billiton PLC	508,510	$16,243,184

MFS Institutional International Equity Fund

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Distribution – 2.1%
GDF Suez	1,169,884	$50,790,586

Other Banks & Diversified Financials – 1.7%
Aeon Credit Service Co. Ltd.	1,194,900	$11,482,638
Komercni Banka A.S.	77,875	16,650,525
UBS AG (a)	970,727	14,912,229

		$43,045,392

Pharmaceuticals – 8.7%
Bayer AG	791,630	$63,271,123
GlaxoSmithKline PLC	315,400	6,681,167
Merck KGaA	402,769	37,622,700
Roche Holding AG	636,320	108,248,326

		$215,823,316

Printing & Publishing – 1.6%
Wolters Kluwer N.V.	1,831,140	$40,162,971

Railroad & Shipping – 2.5%
Canadian National Railway Co.	1,130,406	$61,448,870

Specialty Chemicals – 6.6%
L’Air Liquide S.A.	386,006	$45,565,467
Linde AG	714,130	85,956,266
Shin-Etsu Chemical Co. Ltd.	591,200	33,323,291

		$164,845,024

Telecommunications – Wireless – 1.4%
America Movil S.A.B. de C.V., “L”, ADR	406,720	$19,107,706
MTN Group Ltd.	1,046,310	16,646,121

		$35,753,827

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 1.1%
Singapore Telecommunications Ltd.	12,099,050	$26,644,195

Trucking – 1.7%
TNT N.V.	1,402,276	$42,922,046

Utilities – Electric Power – 0.9%
E.ON AG	507,477	$21,185,981

Total Common Stocks (Identified Cost, $2,252,793,411)		$2,468,872,116

MONEY MARKET FUNDS (v) – 0.3%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value	7,341,985	$7,341,985

Total Investments (Identified Cost, $2,260,135,396)		$2,476,214,101

OTHER ASSETS, LESS LIABILITIES – 0.3%		6,923,470

Net Assets – 100.0%		$2,483,137,571

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

PLC	Public Limited Company

See Notes to Financial Statements

MFS Institutional International Equity Fund

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 12/31/09
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $2,252,793,411)	$2,468,872,116
Underlying funds, at cost and value	7,341,985
Total investments, at value (identified cost, $2,260,135,396)	$2,476,214,101
Receivables for
Investments sold	1,573,810
Fund shares sold	1,989,498
Interest and dividends	4,632,232
Receivable from investment adviser	95,920
Other assets	34,421
Total assets		$2,484,539,982
Liabilities
Payable to custodian	$100,429
Payables for
Investments purchased	5,658
Fund shares reacquired	316,407
Payable to affiliates
Investment adviser	98,368
Shareholder servicing costs	583
Administrative services fee	2,104
Payable for independent Trustees’ compensation	157
Deferred country tax expense payable	661,523
Accrued expenses and other liabilities	217,182
Total liabilities		$1,402,411
Net assets		$2,483,137,571
Net assets consist of
Paid-in capital	$2,500,668,185
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $660,951 deferred country tax)	215,528,425
Accumulated net realized gain (loss) on investments and foreign currency transactions	(241,745,640)
Undistributed net investment income	8,686,601
Net assets		$2,483,137,571
Shares of beneficial interest outstanding		151,473,917
Net asset value per share (net assets of $2,483,137,571 / 151,473,917 shares of beneficial interest outstanding)		$16.39

See Notes to Financial Statements

MFS Institutional International Equity Fund

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 12/31/09
Net investment income
Income
Dividends	$18,297,639
Interest	231,709
Dividends from underlying funds	21,743
Foreign taxes withheld	(920,390)
Total investment income		$17,630,701
Expenses
Management fee	$8,533,879
Shareholder servicing costs	127,602
Administrative services fee	192,379
Independent Trustees’ compensation	28,600
Custodian fee	316,491
Shareholder communications	15,988
Auditing fees	26,238
Legal fees	27,396
Miscellaneous	92,631
Total expenses		$9,361,204
Fees paid indirectly	(140)
Reduction of expenses by investment adviser	(456,500)
Net expenses		$8,904,564
Net investment income		$8,726,137
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $572 country tax)	$(23,215,071)
Foreign currency transactions	(3,151)
Net realized gain (loss) on investments and foreign currency transactions		$(23,218,222)
Change in unrealized appreciation (depreciation)
Investments (net of $160,690 increase in deferred country tax)	$569,435,500
Translation of assets and liabilities in foreign currencies	58,848
Net unrealized gain (loss) on investments and foreign currency translation		$569,494,348
Net realized and unrealized gain (loss) on investments and foreign currency		$546,276,126
Change in net assets from operations		$555,002,263

See Notes to Financial Statements

MFS Institutional International Equity Fund

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 12/31/09 (unaudited )	Year ended 6/30/09
Change in net assets
From operations
Net investment income	$8,726,137	$43,427,839
Net realized gain (loss) on investments and foreign currency transactions	(23,218,222)	(205,508,484)
Net unrealized gain (loss) on investments and foreign currency translation	569,494,348	(532,079,910)
Change in net assets from operations	$555,002,263	$(694,160,555)
Distributions declared to shareholders
From net investment income	$(43,175,280)	$(42,696,176)
From net realized gain on investments	—	(23,085,862)
Total distributions declared to shareholders	$(43,175,280)	$(65,782,038)
Change in net assets from fund share transactions	$(22,491,902)	$126,162,042
Total change in net assets	$489,335,081	$(633,780,551)
Net assets
At beginning of period	1,993,802,490	2,627,583,041
At end of period (including undistributed net investment income of $8,686,601 and $43,135,744, respectively)	$2,483,137,571	$1,993,802,490

See Notes to Financial Statements

MFS Institutional International Equity Fund

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 12/31/09		Years ended 6/30
			2009	2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$13.06		$18.56	$21.71	$19.22	$15.48	$14.73
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.31	$0.37	$0.45	$0.68	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	3.56		(5.32)	(1.80)	4.16	3.72	1.34
Total from investment operations	$3.62		$(5.01)	$(1.43)	$4.61	$4.40	$1.60
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.32)	$(0.39)	$(0.54)	$(0.20)	$(0.17)
From net realized gain on investments	—		(0.17)	(1.33)	(1.58)	(0.46)	(0.68)
Total distributions declared to shareholders	$(0.29)		$(0.49)	$(1.72)	$(2.12)	$(0.66)	$(0.85)
Net asset value, end of period	$16.39		$13.06	$18.56	$21.71	$19.22	$15.48
Total return (%) (r)(s)	27.72	(n)	(26.80)	(7.28)	25.00	28.89	10.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.83	0.82	0.83	0.86	0.92
Expenses after expense reductions (f)	0.75	(a)	0.75	0.75	0.75	0.75	0.75
Net investment income	0.74	(a)	2.30	1.81	2.21	3.82	1.68
Portfolio turnover	9		27	33	42	45	45
Net assets at end of period (000 Omitted)	$2,483,138		$1,993,802	$2,627,583	$2,778,105	$1,963,531	$1,036,607

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

MFS Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Institutional International Equity Fund (the fund) is a series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through February 16, 2010 which is the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the

MFS Institutional International Equity Fund

Notes to Financial Statements (unaudited) – continued

fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$210,561,556	$272,420,956	$—	$482,982,512
United Kingdom	116,685,539	346,354,752	—	463,040,291
Switerland	13,223,987	428,366,844	—	441,590,831
Germany	78,019,136	219,510,536	—	297,529,672
Japan	60,166,291	228,580,994	—	288,747,285
Netherlands	40,162,971	142,205,863	—	182,368,834
Canada	61,448,870	—	—	61,448,870
India	—	40,029,309	—	40,029,309
South Korea	—	34,551,426	—	34,551,426
Other Countries	67,219,867	109,363,219	—	176,583,086
Mutual Funds	7,341,985	—	—	7,341,985
Total Investments	$654,830,202	$1,821,383,899	$—	$2,476,214,101

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended December 31, 2009, the fund did not invest in any derivative instruments and accordingly there is no impact to the financial statements.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from

MFS Institutional International Equity Fund

Notes to Financial Statements (unaudited) – continued

securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2009, there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended December 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

6/30/09
Ordinary income (including any short-term capital gains)	$42,701,823
Long-term capital gain	23,080,215
Total distributions	$65,782,038

MFS Institutional International Equity Fund

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/09
Cost of investments	$2,329,477,968
Gross appreciation	353,829,614
Gross depreciation	(207,093,481)
Net unrealized appreciation (depreciation)	$146,736,133

As of 6/30/09
Undistributed ordinary income	43,174,219
Capital loss carryforwards	(42,513,026)
Post-October capital loss deferral	(106,671,819)
Other temporary differences	(486,913)
Net unrealized appreciation (depreciation)	(422,860,058)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of June 30, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

6/30/17	$(42,513,026)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.70%
Average daily net assets in excess of $2.5 billion	0.65%

The management fee incurred for the six months ended December 31, 2009 was equivalent to an annual effective rate of 0.72% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed 0.75% of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2010. For the six months ended December 31, 2009, this reduction amounted to $451,704 and is reflected as a reduction of total expenses in the Statement of Operations.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund, for its services as shareholder servicing agent. For the six months ended December 31, 2009, the fee was $126,651, which equated to 0.0107 % annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended December 31, 2009, these costs amounted to $951.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended December 31, 2009 was equivalent to an annual effective rate of 0.0162% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFS Fund Distributor’s Inc. (MFD), and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The

MFS Institutional International Equity Fund

Notes to Financial Statements (unaudited) – continued

ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended December 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $14,353 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,796, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $198,450,802 and $246,723,107, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 12/31/09		Year ended 6/30/09
	Shares	Amount	Shares	Amount
Shares sold	14,774,693	$223,452,590	42,139,964	$525,722,593
Shares issued to shareholders in reinvestment of distributions	2,171,271	35,000,882	4,467,734	54,640,383
Shares reacquired	(18,116,151)	(280,945,374)	(35,549,532)	(454,200,934)
Net change	(1,170,187)	$(22,491,902)	11,058,166	$126,162,042

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended December 31, 2009, the fund’s commitment fee and interest expense were $17,674 and $2,151, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,864,306	212,230,598	(210,752,919)	7,341,985

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$21,743	$7,341,985

MFS Institutional International Equity Fund

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2009 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2008 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the Fund’s total return performance in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 1st quintile for each of the one and five-year periods ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

MFS Institutional International Equity Fund

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and total expense ratio as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional separate accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional separate accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is currently subject contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2009.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available on the MFS web site (mfs.com) by clicking the “Institutional Investors & Consultants” role, then choosing the United States, then “US Institutional Trust & Reports,” then “Fact Sheets, Prospectuses & Reports,” then a fund name.

MFS Institutional International Equity Fund

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by clicking on the “Institutional Investors & Consultants” role, then choosing the United States, and then either clicking the “News & Events” section or the fund’s name under “US Institutional Trusts” in the “US Institutional Trust & Reports” section.

CONTACT US

Web site

mfs.com

Call

1-800-637-2262

Write

MFS Investment Management®

500 Boylston Street

Boston, MA 02116-3741

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INSTITUTIONAL TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: February 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: February 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 16, 2010

*	Print name and title of each signing officer under his or her signature.